Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
United Kingdom provision at statutory rate	$ 29,434
Changes in valuation allowances	(7,995)
Nondeductible transaction expenses	(1,932)
Nondeductible professional fees	(1,750)
Taxable statutory foreign exchange gains	(5,967)
Total	$ 2,496	$ (509)	$ (5,340)
UK provision at statutory rate, Percentage	25.00%	25.00%	23.50%
Expenses not deductible for tax purposes, Percentage		1.50%	(3.80%)
Nondeductible transaction expenses, Percentage	(1.60%)
Nondeductible professional fees, Percentage	(1.50%)
Return to provision, Percentage		0.60%	(2.00%)
Foreign rate difference, Percentage	(5.10%)	(0.30%)	(0.90%)
Change in valuation allowance, Percentage	(6.80%)	(28.20%)	(25.00%)
Effective tax rate, Percentage	2.10%	(0.80%)	(6.40%)
United States of America [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Changes in valuation allowances	$ (7,320)
Other	$ (1,127)
Other, Percentage	(1.00%)
Change in valuation allowance, Percentage	(6.20%)
Other foreign jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other foreign jurisdictions	$ (847)
Other foreign jurisdictions, Percentage	(0.70%)